Employee Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2017
Employee Benefit Plans [Abstract]
Additional Information On Pension Plans

(in millions)	2017	2016
Changes in benefit obligation:
Benefit obligation, beginning of year	$85.7	$68.5
Service cost	2.5	2.0
Interest cost	1.6	2.0
Actuarial (gain) loss	(11.0)	15.3
Curtailments	(0.2)	—
Benefits paid	(1.5)	(1.6)
Foreign currency exchange rate changes	4.1	(0.5)
Benefit obligation, end of year	$81.2	$85.7
Changes in plan assets:
Fair value of plan assets, beginning of year	$43.3	$41.7
Actual return on plan assets	0.6	0.7
Employer contributions	4.4	2.4
Benefits paid	(1.5)	(1.6)
Foreign currency exchange rate changes	2.2	0.1
Fair value of plan assets, end of year	$49.0	$43.3
Funded Status	$(32.2)	$(42.4)
Amounts recognized in statement of financial position
Other accrued expenses	$0.3	$0.3
Other long-term liabilities	31.9	42.1
Accumulated other comprehensive loss	19.0	30.0
Weighted average assumptions
Discount rate	1.13 - 7.50%	1.00 - 8.68%
Expected return on plan assets	1.13 - 3.50%	1.00 - 3.50%
Rate of compensation increase	1.37 - 7.00%	2.25 - 7.00%

Amounts Reclassified From Accumulated Other Comprehensive Loss Associated With Employee Benefit Plan Costs

(in millions)	2017	2016	2015
Cost of goods sold	$1.2	$0.1	$0.5
Selling expenses	0.8	0.3	0.3
General and administrative expenses	0.3	0.1	0.1
Amounts reclassified from AOCI to continuing operations	$2.3	$0.5	$0.9

Components Of Net Periodic Benefit Cost

(in millions)	2017	2016	2015
Service cost	$2.5	$2.0	$2.0
Interest cost	1.6	2.0	2.0
Expected return on assets	(1.5)	(1.4)	(1.4)
Curtailment	(0.2)	0.1	0.4
Recognized net actuarial loss	2.3	0.5	0.9
Net periodic benefit cost	$4.7	$3.2	$3.9
Weighted average assumptions
Discount rate	1.00 - 8.68%	1.00 - 7.00%	2.00 - 7.50%
Expected return on plan assets	1.00 - 3.50%	1.00 - 3.50%	2.00 - 3.50%
Rate of compensation increase	2.25 - 7.00%	2.25 - 5.50%	2.25 - 5.50%

Summary Of Allocation Of Pension Plan Assets

Asset Type	2017	2016
Equity Securities	—%	—%
Fixed Income Securities	5%	5%
Other	95%	95%
Total	100%	100%

Fair Value Of Pension Plan Assets By Asset Category

As of September 30, 2017 (in millions)	Level 1	Level 2	Level 3	Total
Foreign cash & cash equivalents	$8.5	$—	$—	$8.5
Foreign fixed income securities	—	2.4	—	2.4
Life insurance contracts	—	37.6	—	37.6
Other	—	0.5	—	0.5
Total plan assets	$8.5	$40.5	$—	$49.0

As of September 30, 2016 (in millions)	Level 1	Level 2	Level 3	Total
Foreign cash & cash equivalents	$6.0	$—	$—	$6.0
Foreign fixed income securities	—	2.3	—	2.3
Life insurance contracts	—	34.6	—	34.6
Other	—	0.4	—	0.4
Total plan assets	$6.0	$37.3	$—	$43.3

Schedule Of Benefit Payments Expected To Be Paid

(in millions)	Amount
2018	$1.9
2019	2.3
2020	2.5
2021	2.6
2022	2.7
2023-2027	17.2